Note G - Amounts Recognized in the Company's Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Accumulated benefit obligation at end of year	$ 63,830	$ 65,454
Change in projected benefit obligation:
Benefit obligation at beginning of year	80,069	70,635
Service cost	3,064	2,904	$ 3,144
Interest cost	2,640	$ 2,895	2,851
Settlement	1,431
Benefits paid	$ (10,069)	$ (3,584)
Effect of foreign exchange
Actuarial loss (gain)	$ 465	$ 7,219
Benefit obligation at end of year	77,600	80,069	70,635
Change in plan assets:
Plan assets at beginning of year	75,573	70,889
Actual return on plan assets	(1,213)	5,768
Employer contributions	4,000	2,500
Benefits paid	(10,069)	(3,584)
Plan assets at end of year	68,291	75,573	70,889
Funded status at end of year	$ (9,309)	$ (4,496)
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities
Noncurrent liabilities	$ (9,309)	$ (4,496)
Total liabilities	(9,309)	(4,496)
Net actuarial loss (gain)	29,992	28,836
Deferred tax (benefit) expense	(11,590)	(11,162)
After tax actuarial loss (gain)	18,402	17,674
Postretirement Plan [Member]
Accumulated benefit obligation at end of year	22,430	22,813
Change in projected benefit obligation:
Benefit obligation at beginning of year	22,813	19,794
Service cost	1,194	907	1,153
Interest cost	$ 790	$ 845	724
Settlement
Benefits paid	$ (1,094)	$ (1,736)
Effect of foreign exchange	(94)	(49)
Actuarial loss (gain)	(1,179)	3,052
Benefit obligation at end of year	$ 22,430	$ 22,813	$ 19,794
Change in plan assets:
Plan assets at beginning of year
Actual return on plan assets
Employer contributions	$ 1,094	$ 1,736
Benefits paid	$ (1,094)	$ (1,736)
Plan assets at end of year
Funded status at end of year	$ (22,430)	$ (22,813)
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	(1,646)	(1,516)
Noncurrent liabilities	(20,784)	(21,297)
Total liabilities	(22,430)	(22,813)
Net actuarial loss (gain)	(8,082)	(7,601)
Deferred tax (benefit) expense	3,038	2,915
After tax actuarial loss (gain)	(5,044)	(4,686)
Plan assets at beginning of year	75,565
Plan assets at end of year	68,275	75,565
Noncurrent liabilities	$ 9,309	$ 4,496